Annual Total Returns - FidelityEquity-IncomeK6Fund-PRO - FidelityEquity-IncomeK6Fund-PRO - Fidelity Equity-Income K6 Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Equity-Income K6 Fund
Bar Chart Table:
Annual Return 2020	6.84%
Annual Return 2021	24.74%
Annual Return 2022	(4.77%)
Annual Return 2023	10.80%